Inventory (Tables)	9 Months Ended
Jun. 30, 2024
Inventory [Abstract]
Schedule of Inventory	Inventory consists of the following:
	June 30, 2024	September 30, 2023
Raw materials	$1,493	$265
Finished goods	413	54
Total inventory	$1,906	$319